Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	10 years
License and related trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	15 years
License and related trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	10 years
Completed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	5 years
Customer relationship [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	5 years
Customer relationship [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Definite-lived intangible assets, useful life	4 years